FOLLOW-ON OFFERING OF COMMON STOCK	12 Months Ended
Dec. 31, 2017
Follow on Offering of Common Stock [Abstract]
FOLLOW-ON OFFERING OF COMMON STOCK
NOTE 19 – FOLLOW-ON OFFERING OF COMMON STOCK

On June 15, 2015, the Company completed a follow-on offering of 3,450,000 shares of common stock at a price of $105.00 per share, less the underwriting discounts and commissions and offering expenses. In this June 2015 follow-on offering, the Company sold 805,000 shares (including 105,000 shares sold pursuant to the exercise by the underwriters of their option to purchase additional shares from the Company) and certain selling holders sold 2,645,000 shares (including 345,000 shares sold pursuant to the exercise by the underwriters of their option to purchase additional shares from such selling stockholders). The Company raised net proceeds of approximately $80.6 million from this offering, after deducting the underwriting discounts and commissions and offering expenses payable by the Company. The Company did not receive any proceeds from the sale of the shares by the selling stockholders.